Investment Strategy	Jun. 30, 2026
AB Concentrated Growth Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]
The Adviser seeks to achieve the Fund’s investment objective of long-term growth of capital by investing primarily in common stocks of listed U.S. companies. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of listed companies meeting the Adviser’s growth criteria. For purposes of this policy, companies meeting the Adviser’s growth criteria are those companies with securities included in any one of the following indexes: the MSCI ACWI IMI Growth, the Russell 3000® Growth Index, and the Morningstar Global All‑Cap Growth TME.
The Adviser employs an appraisal method that attempts to measure each prospective company’s quality and growth rate by numerous factors. Such factors include: a company’s record and projections of profit and earnings growth, accuracy and availability of information with respect to the company, success and experience of management, accessibility of management to the Fund’s Adviser, product lines and competitive position both in the United States and abroad, lack of cyclicality, large market capitalization and liquidity of the company’s securities. The Adviser compares these results to the general stock markets to determine the relative attractiveness of each company at a given time. The Adviser weighs economic, political and market factors in making investment decisions; this appraisal technique attempts to measure each investment candidate not only against other stocks of the same industry group, but also against a broad spectrum of investments. While the Fund primarily invests in companies that have market capitalizations of $5 billion or more, it may invest in companies that have market capitalizations of $3 billion to $5 billion.
The Fund invests in a relatively small number of individual stocks. The Fund is considered to be “non‑diversified”, which means that the securities laws do not limit the percentage of its assets that it may invest in any one company (subject to certain limitations under the U.S. Internal Revenue Code of 1986, as amended).

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of listed companies meeting the Adviser’s growth criteria. For purposes of this policy, companies meeting the Adviser’s growth criteria are those companies with securities included in any one of the following indexes: the MSCI ACWI IMI Growth, the Russell 3000® Growth Index, and the Morningstar Global All‑Cap Growth TME.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of listed companies meeting the Adviser’s growth criteria.
AB Small Cap Growth Portfolio
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]
The Fund invests primarily in a diversified portfolio of equity securities of issuers with relatively smaller capitalizations as compared to the overall U.S. market. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies meeting the Adviser’s growth criteria. For purposes of this policy, companies meeting the Adviser’s growth criteria are those companies with securities included in any one of the following indexes: the MSCI ACWI IMI Growth, the Russell 3000® Growth Index, and the Morningstar Global All‑Cap Growth TME. Also, for purposes of this policy, smaller companies are those falling within the lowest 20% of the total U.S. equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). As of June 30, 2026, there were approximately 3,050 smaller companies, and those smaller companies had market capitalizations ranging up to approximately $50.1 billion. Because the Fund’s definition of smaller companies is dynamic, the limits on market capitalization will change with the markets.
The Fund may invest in any company and industry and in any type of equity security with potential for capital appreciation. It invests in well-known and established companies and in new and less-seasoned companies. The Fund’s investment policies emphasize investments in companies that are demonstrating improving financial results and a favorable earnings outlook. The Fund may invest in foreign securities.
When selecting securities, the Adviser typically seeks companies that have strong, experienced management teams, strong market positions, and the potential to support greater than expected earnings growth rates. In making specific investment decisions for the Fund, the Adviser combines fundamental and quantitative analysis in its stock selection process.
The Fund invests primarily in equity securities but may also invest in other types of securities. The Fund, at times, invests in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Fund seeks to invest than direct investments. The Fund may also invest up to 20% of its total assets in rights or warrants.
The Fund may enter into derivatives transactions, such as options, futures contracts, forwards, and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund invests primarily in equity securities but may also invest in other types of securities. The Fund, at times, invests in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Fund seeks to invest than direct investments. The Fund may also invest up to 20% of its total assets in rights or warrants.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies meeting the Adviser’s growth criteria. For purposes of this policy, companies meeting the Adviser’s growth criteria are those companies with securities included in any one of the following indexes: the MSCI ACWI IMI Growth, the Russell 3000® Growth Index, and the Morningstar Global All‑Cap Growth TME. Also, for purposes of this policy, smaller companies are those falling within the lowest 20% of the total U.S. equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). As of June 30, 2026, there were approximately 3,050 smaller companies, and those smaller companies had market capitalizations ranging up to approximately $50.1 billion. Because the Fund’s definition of smaller companies is dynamic, the limits on market capitalization will change with the markets.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies meeting the Adviser’s growth criteria.
AB Select US Equity Portfolio
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies. For purposes of this policy, equity securities include common stock, preferred stock and derivatives related to common and preferred stocks.
The Adviser selects investments for the Fund through an intensive “bottom‑up” approach that places an emphasis on companies that are engaged in business activities with solid long-term growth potential and operating in industries with high barriers to entry, that have strong cash flows and other financial metrics, and that have transparent financial statements and business models. The Adviser also evaluates the quality of company management based on a series of criteria, including: (1) management’s focus on shareholder returns, such as through a demonstrated commitment to dividends and dividend growth, share buybacks or other shareholder-friendly corporate actions; (2) management’s employment of conservative accounting methodologies; (3) management incentives, such as direct equity ownership; and (4) management accessibility. The Adviser seeks to identify companies where events or catalysts may drive the company’s share price higher, such as earnings and/or revenue growth above consensus forecasts, potential market recognition of undervaluation or overstated market-risk discount, or the institution of shareholder-focused changes discussed in the preceding sentence. In light of this catalyst-focused approach, the Adviser expects to engage in active and frequent trading for the Fund.
The Adviser may reduce or eliminate the Fund’s holdings in a company’s securities for a number of reasons, including if its evaluation of the above factors changes adversely, if the anticipated events or catalysts do not occur or do not affect the price of the securities as expected, or if the anticipated events or catalysts do occur and cause the securities to be, in the Adviser’s view, overvalued or fully valued. At any given time the Fund may emphasize growth stocks over value stocks, or vice versa.
The Fund’s investments will be focused on securities of companies with large and medium market capitalizations, but it may also invest in securities of small-capitalization companies. The Fund may invest in non‑U.S. companies, but will limit its investments in such companies to no more than 10% of its net assets. The Fund may purchase securities in initial public offerings (“IPOs”) and expects to do so on a regular basis.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s investments will be focused on securities of companies with large and medium market capitalizations, but it may also invest in securities of small-capitalization companies.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Adviser selects investments for the Fund through an intensive “bottom‑up” approach that places an emphasis on companies that are engaged in business activities with solid long-term growth potential and operating in industries with high barriers to entry, that have strong cash flows and other financial metrics, and that have transparent financial statements and business models. The Adviser also evaluates the quality of company management based on a series of criteria, including: (1) management’s focus on shareholder returns, such as through a demonstrated commitment to dividends and dividend growth, share buybacks or other shareholder-friendly corporate actions; (2) management’s employment of conservative accounting methodologies; (3) management incentives, such as direct equity ownership; and (4) management accessibility. The Adviser seeks to identify companies where events or catalysts may drive the company’s share price higher, such as earnings and/or revenue growth above consensus forecasts, potential market recognition of undervaluation or overstated market-risk discount, or the institution of shareholder-focused changes discussed in the preceding sentence. In light of this catalyst-focused approach, the Adviser expects to engage in active and frequent trading for the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies.
AB Select US Long/Short Portfolio
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies, short positions in such securities, and cash and U.S. cash equivalents.
The Adviser selects investments for the Fund’s long positions through an intensive “bottom‑up” approach that places an emphasis on companies that are engaged in business activities with solid long-term growth potential and high barriers to entry, that have strong cash flows and other financial metrics, and that have transparent financial statements and business models. The Adviser also evaluates the quality of company management based on a series of criteria, including: (1) management’s focus on shareholder returns, such as through a demonstrated commitment to dividends and dividend growth, share buybacks or other shareholder-friendly corporate actions; (2) management’s employment of conservative accounting methodologies; (3) management incentives, such as direct equity ownership; and (4) management accessibility. The Adviser seeks to identify companies where events or catalysts may drive the company’s share price higher, such as earnings and/or revenue growth above consensus forecasts, potential market recognition of undervaluation or overstated market-risk discount, or the institution of any of the shareholder-friendly practices discussed in the preceding sentence. In light of this catalyst-focused approach, the Adviser expects to engage in active and frequent trading for the Fund.
The Adviser may reduce or eliminate the Fund’s holdings in a company’s securities for a number of reasons, including if its evaluation of the above factors changes adversely, if the anticipated events or catalysts do not occur or do not affect the price of the securities as expected, or if the anticipated events or catalysts do occur and cause the securities to be, in the Adviser’s view, overvalued or fully valued. At any given time the Fund may emphasize growth stocks over value stocks, or vice versa.
In determining securities to be sold short, the Adviser seeks companies facing near-term difficulties such as high valuations, quality of earnings issues, or weakness in demand due to economic factors or long-term issues such as changing technology or competitive concerns in their industries. The Fund may also sell securities of exchange-traded funds (“ETFs”) short, including to hedge its exposure to specific market sectors or if it believes a specific sector or asset will decline in value. When the Fund sells securities short, it sells a stock that it does not own (but has borrowed) at its current market price in anticipation that the price of the stock will decline. To complete, or close out, the short sale transaction, the Fund buys the same stock in the market at a later date and returns it to the lender.
The Adviser derives the ratio between long and short positions for the Fund based on its bottom‑up analysis supplemented with macro-economic and market analyses. Generally, the net long exposure of the Fund (long exposure minus short exposure) is expected to range between 30% and 70%. There may be circumstances where the Adviser’s research and market outlook lead the Fund’s net long exposure to fall above or below these thresholds. The Adviser seeks to minimize the variability of Fund returns through industry diversification as well as by managing long and short exposures and/or by holding a material level of cash and/or cash equivalents. For example, the Fund may hold long positions in equity securities with a value equal to 60% of its net assets and have short sale obligations equal to 15% of its net assets, resulting in 45% net long exposure. Assuming a 60% long exposure, 40% of Fund assets will be held in cash or cash equivalents, including cash and cash equivalents held to cover the Fund’s short sale obligations. During periods of excessive market risk, the Adviser may reduce the net long exposure of the Fund. The Fund may at times hold long and short positions that in the aggregate exceed the value of its net assets (i.e., so that the Fund is effectively leveraged).
The Fund’s investments will be focused on securities of companies with large and medium market capitalizations, but it may also take long and short positions in securities of small-capitalization companies. The Fund may invest in non‑U.S. companies, but currently intends to limit its investments in such companies to no more than 10% of its net assets. The Fund may purchase securities in initial public offerings (“IPOs”) and expects to do so on a regular basis.
The Fund may enter into derivatives transactions, such as options, futures contracts, forwards, and swaps, as part of its investment strategies or for hedging or other risk management purposes. These transactions may be used, for example, as a means to take a short position in a security or sector without actually selling securities short.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s investments will be focused on securities of companies with large and medium market capitalizations, but it may also take long and short positions in securities of small-capitalization companies.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Adviser selects investments for the Fund’s long positions through an intensive “bottom‑up” approach that places an emphasis on companies that are engaged in business activities with solid long-term growth potential and high barriers to entry, that have strong cash flows and other financial metrics, and that have transparent financial statements and business models. The Adviser also evaluates the quality of company management based on a series of criteria, including: (1) management’s focus on shareholder returns, such as through a demonstrated commitment to dividends and dividend growth, share buybacks or other shareholder-friendly corporate actions; (2) management’s employment of conservative accounting methodologies; (3) management incentives, such as direct equity ownership; and (4) management accessibility. The Adviser seeks to identify companies where events or catalysts may drive the company’s share price higher, such as earnings and/or revenue growth above consensus forecasts, potential market recognition of undervaluation or overstated market-risk discount, or the institution of any of the shareholder-friendly practices discussed in the preceding sentence. In light of this catalyst-focused approach, the Adviser expects to engage in active and frequent trading for the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies,
AB Global Core Equity Portfolio
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]
The Fund invests primarily in a portfolio of equity securities of issuers from markets around the world. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities, at least 40% of its net assets in securities of non‑U.S. companies, and invests in companies in at least three countries (including the United States).
The Fund is principally comprised of companies considered by the Adviser to offer good prospects for attractive returns relative to the general stock market. The Adviser seeks companies that are attractively valued and have the ability to generate high and sustainable returns on invested capital. In addition to returns on invested capital, other criteria that the Adviser considers include strong business fundamentals, capable management, prudent corporate governance, strong balance sheet, strong earnings power, high earnings quality, low downside risk, and substantial upside potential. In managing the Fund, the Adviser does not seek to have a bias towards any investment style, economic sector, country or company size. The Fund’s holdings of non‑U.S. companies frequently include companies located in emerging markets, and at times emerging market companies will make up a significant portion of the Fund.
Fluctuations in currency exchange rates can have a dramatic impact of the returns of equity securities. While the Adviser may hedge the foreign currency exposure resulting from the Fund’s security positions through the use of currency-related derivatives, it is not required to do so.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	In managing the Fund, the Adviser does not seek to have a bias towards any investment style, economic sector, country or company size. The Fund’s holdings of non‑U.S. companies frequently include companies located in emerging markets, and at times emerging market companies will make up a significant portion of the Fund.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund is principally comprised of companies considered by the Adviser to offer good prospects for attractive returns relative to the general stock market. The Adviser seeks companies that are attractively valued and have the ability to generate high and sustainable returns on invested capital. In addition to returns on invested capital, other criteria that the Adviser considers include strong business fundamentals, capable management, prudent corporate governance, strong balance sheet, strong earnings power, high earnings quality, low downside risk, and substantial upside potential.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities, at least 40% of its net assets in securities of non‑U.S. companies, and invests in companies in at least three countries (including the United States).
AB International Growth Portfolio
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of companies meeting the Adviser’s growth criteria. For purposes of this policy, companies meeting the Adviser’s growth criteria are those companies with securities included in any one of the following indexes: the MSCI ACWI IMI Growth and the Morningstar Global All‑Cap Growth TME. In addition, the Fund invests, under normal circumstances, primarily in equity securities of non‑U.S. companies, and in companies in at least three countries other than the United States.
In pursuing the Fund’s investment objective, the Adviser employs a bottom‑up research-driven approach to construct a portfolio of highly profitable companies with strong management teams and durable competitive strengths. The Adviser focuses on companies that it believes exhibit compelling structural growth and quality characteristics and aims to hold them for the long-term to harness the compounding effect of consistent high cash flows and earnings. Valuation is also emphasized to ensure sustained potential for growth over an extended period.
The Fund may invest in securities of companies of any market capitalization or industry. The Adviser’s research focuses on analyzing companies based on three primary characteristics: structural growth, quality and valuation. In evaluating companies’ structural growth prospects, the Adviser considers strength of business model, innovation potential, and exposure to secular market growth drivers. In assessing quality, the Adviser analyzes balance sheet strength, long-term competitive position and the presence of barriers to entry to defend pricing power over the long term. The Adviser applies its valuation criteria by evaluating each security’s estimated long-term potential value in comparison to its current market value. The Fund may invest in emerging market companies, and at times emerging market companies may make up a significant portion of the Fund. Emerging markets are countries considered to be developing countries by the international financial community and include, but are not limited to, those countries included in an emerging or frontier markets index by a recognized index provider, such as the MSCI Emerging Markets Index.
Currency fluctuations can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. While the Adviser may hedge the foreign currency exposure resulting from the Fund’s security positions through the use of currency-related derivatives, it is not required to do so.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund may invest in securities of companies of any market capitalization or industry. The Adviser’s research focuses on analyzing companies based on three primary characteristics: structural growth, quality and valuation. In evaluating companies’ structural growth prospects, the Adviser considers strength of business model, innovation potential, and exposure to secular market growth drivers. In assessing quality, the Adviser analyzes balance sheet strength, long-term competitive position and the presence of barriers to entry to defend pricing power over the long term. The Adviser applies its valuation criteria by evaluating each security’s estimated long-term potential value in comparison to its current market value. The Fund may invest in emerging market companies, and at times emerging market companies may make up a significant portion of the Fund. Emerging markets are countries considered to be developing countries by the international financial community and include, but are not limited to, those countries included in an emerging or frontier markets index by a recognized index provider, such as the MSCI Emerging Markets Index.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, companies meeting the Adviser’s growth criteria are those companies with securities included in any one of the following indexes: the MSCI ACWI IMI Growth and the Morningstar Global All‑Cap Growth TME. In addition, the Fund invests, under normal circumstances, primarily in equity securities of non‑U.S. companies, and in companies in at least three countries other than the United States.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of companies meeting the Adviser’s growth criteria.
AB Small Cap Value Portfolio
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]
The Fund invests primarily in a portfolio of equity securities of small-capitalization U.S. companies. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies meeting the Adviser’s value criteria. For purposes of this policy, companies meeting the Adviser’s value criteria are those companies with securities in any one of the following indexes: the Russell 3000® Value Index, the MSCI ACWI IMI Value, the MSCI ACWI IMI Value Weighted, and the Morningstar Global All‑Cap Value TME. Also, for purposes of this policy, small-capitalization companies are those companies falling within the market capitalization range of companies in the Russell 2000® Value Index . As of June 30, 2026, the market capitalization of companies in the Russell 2000® Value Index ranged from approximately $8.5 million to $13 billion.
The Fund invests in companies that are determined by the Adviser to be undervalued, using the Adviser’s fundamental value approach. In selecting securities for the Fund, the Adviser uses its fundamental and quantitative research to identify companies whose long-term earnings power is not reflected in the current market price of the securities.
The Adviser seeks companies with attractive valuation and compelling quality factors (for example, momentum and return on equity). The Adviser then uses this information to calculate an expected return. Returns and rankings are updated on a daily basis. The rankings are used to determine prospective candidates for further fundamental research and, subsequently, possible addition to the Fund. Typically, the Adviser’s fundamental research analysts focus their research on the most attractive 20% of the companies in the small-capitalization universe as defined above.
The Adviser typically projects a company’s financial performance over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. The Adviser focuses on the valuation implied by the current price, relative to the earnings the company is projected to generate five years from now, or “normalized” earnings, assuming average mid‑economic cycle growth for the fifth year.
The Adviser generally sells a security when it no longer meets appropriate valuation criteria, although sales may be delayed when return trends are favorable. Typically, growth in the size of a company’s market capitalization relative to other domestically traded companies will not cause the Adviser to dispose of the security.
The Adviser seeks to manage the overall portfolio volatility relative to the Russell 2000® Value Index by favoring promising securities that offer the best balance between return and targeted risk.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund invests in companies that are determined by the Adviser to be undervalued, using the Adviser’s fundamental value approach. In selecting securities for the Fund, the Adviser uses its fundamental and quantitative research to identify companies whose long-term earnings power is not reflected in the current market price of the securities.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, companies meeting the Adviser’s value criteria are those companies with securities in any one of the following indexes: the Russell 3000® Value Index, the MSCI ACWI IMI Value, the MSCI ACWI IMI Value Weighted, and the Morningstar Global All‑Cap Value TME. Also, for purposes of this policy, small-capitalization companies are those companies falling within the market capitalization range of companies in the Russell 2000® Value Index . As of June 30, 2026, the market capitalization of companies in the Russell 2000® Value Index ranged from approximately $8.5 million to $13 billion.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies meeting the Adviser’s value criteria.
AB All China Equity Portfolio
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]
The Adviser seeks to achieve the Fund’s investment objective by investing, under normal circumstances, at least 80% of the Fund’s net assets in a portfolio of equity securities of companies economically tied to the People’s Republic of China (“China”) (including Hong Kong). A company is considered to be economically tied to China if: (i) the company is domiciled or organized in China; (ii) the company has securities that are traded principally in China; or (iii) the company conducts a substantial part of its economic activities in China or is a U.S.-listed entity established by a company conducting a substantial part of its economic activities in China, which has been structured to provide investors with exposure to the company. Equity securities may include common stocks, preferred stocks, the equity securities of real estate investment trusts, or REITs, depositary receipts and derivative instruments related to equity securities. The Adviser expects to invest Fund assets both in shares of companies that trade on the Shanghai Stock Exchange or the Shenzhen Stock Exchange (“China A shares”) and shares of companies economically tied to China that trade in Hong Kong, such as China H shares, or outside of China.
The Adviser believes that, over time, securities that are undervalued by the market relative to their long-term earnings power can provide high returns. The Adviser utilizes fundamental analysis and its quantitative models to attempt to identify these securities for investment by the Fund, attempting to balance factors relating to valuation, company quality and investor sentiment, and will seek to build a portfolio that delivers attractive risk-adjusted returns.
The Adviser may, but frequently will not, hedge the foreign currency exposure resulting from the Fund’s security positions through the use of currency-related derivatives.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Adviser expects to invest Fund assets both in shares of companies that trade on the Shanghai Stock Exchange or the Shenzhen Stock Exchange (“China A shares”) and shares of companies economically tied to China that trade in Hong Kong, such as China H shares, or outside of China.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	A company is considered to be economically tied to China if: (i) the company is domiciled or organized in China; (ii) the company has securities that are traded principally in China; or (iii) the company conducts a substantial part of its economic activities in China or is a U.S.-listed entity established by a company conducting a substantial part of its economic activities in China, which has been structured to provide investors with exposure to the company. Equity securities may include common stocks, preferred stocks, the equity securities of real estate investment trusts, or REITs, depositary receipts and derivative instruments related to equity securities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Adviser seeks to achieve the Fund’s investment objective by investing, under normal circumstances, at least 80% of the Fund’s net assets in a portfolio of equity securities of companies economically tied to the People’s Republic of China (“China”) (including Hong Kong).
AB Mid Cap Value Portfolio
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]
The Fund invests primarily in a diversified portfolio of equity securities of mid‑capitalization U.S. companies. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of mid‑capitalization companies meeting the Adviser’s value criteria. For purposes of this policy, companies meeting the Adviser’s value criteria are those companies with securities included in any one of the following indexes: the MSCI ACWI IMI Value, the Russell 3000® Value Index, the MSCI ACWI IMI Value Weighted, and the Morningstar Global All‑Cap Value TME. Also, for purposes of this policy, mid‑capitalization companies are those companies falling within the market capitalization range of companies in the Russell Midcap® Index. As of June 30, 2026, the market capitalization of companies in the Russell Midcap® Index ranged from approximately $607.5 million to $88.2 billion. Because the Fund’s definition of mid‑capitalization companies is dynamic, the lower and upper limits on market capitalization will change with the markets.
The Fund invests in companies that are determined by the Adviser to be undervalued, using the Adviser’s fundamental value approach. In selecting securities for the Fund’s portfolio, the Adviser uses its fundamental and quantitative research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.
In selecting securities for the Fund’s portfolio, the Adviser seeks companies with attractive valuation and compelling success factors. The Adviser then uses this information to calculate an expected return. Returns and rankings are updated on a daily basis. The rankings are used to determine prospective candidates for further fundamental research and, subsequently, possible addition to the portfolio.
The Adviser typically projects a company’s financial performance over a full economic cycle within the context of forecasts for real economic growth, inflation and interest rate changes. The Adviser focuses on the valuation implied by the current price, relative to the earnings the company will be generating five years from now, or “normalized” earnings, assuming average mid‑economic cycle growth for the fifth year.
The Fund’s management team and other senior investment professionals work in close collaboration to weigh each investment opportunity identified by the research staff relative to the entire portfolio and determine the timing and position size for purchases and sales. Analysts remain responsible for monitoring new developments that would affect the securities they cover. The team will generally sell a security when it no longer meets appropriate valuation criteria, although sales may be delayed when positive return trends are favorable.
The Adviser seeks to manage overall portfolio volatility relative to the Russell Midcap Value® Index by favoring promising securities that offer the best balance between return and targeted risk. At times, the Fund may favor or disfavor a particular sector compared to that universe of companies. The Fund may invest significantly in companies involved in certain sectors that constitute a material portion of the universe of mid‑capitalization companies, such as industrials and consumer services.
The Fund may enter into derivatives transactions, such as options, futures contracts, forwards, and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of exchange-traded funds (“ETFs”). These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.
The Fund may invest in securities issued by non‑U.S. companies.
The Fund may, at times, invest in shares of ETFs in lieu of making direct investments in equity securities. ETFs may provide more efficient and economical exposure to the type of companies and geographic locations in which the Fund seeks to invest than direct investments.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Adviser typically projects a company’s financial performance over a full economic cycle within the context of forecasts for real economic growth, inflation and interest rate changes. The Adviser focuses on the valuation implied by the current price, relative to the earnings the company will be generating five years from now, or “normalized” earnings, assuming average mid‑economic cycle growth for the fifth year.
The Fund’s management team and other senior investment professionals work in close collaboration to weigh each investment opportunity identified by the research staff relative to the entire portfolio and determine the timing and position size for purchases and sales. Analysts remain responsible for monitoring new developments that would affect the securities they cover. The team will generally sell a security when it no longer meets appropriate valuation criteria, although sales may be delayed when positive return trends are favorable.
The Adviser seeks to manage overall portfolio volatility relative to the Russell Midcap Value® Index by favoring promising securities that offer the best balance between return and targeted risk. At times, the Fund may favor or disfavor a particular sector compared to that universe of companies. The Fund may invest significantly in companies involved in certain sectors that constitute a material portion of the universe of mid‑capitalization companies, such as industrials and consumer services.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, companies meeting the Adviser’s value criteria are those companies with securities included in any one of the following indexes: the MSCI ACWI IMI Value, the Russell 3000® Value Index, the MSCI ACWI IMI Value Weighted, and the Morningstar Global All‑Cap Value TME. Also, for purposes of this policy, mid‑capitalization companies are those companies falling within the market capitalization range of companies in the Russell Midcap® Index. As of June 30, 2026, the market capitalization of companies in the Russell Midcap® Index ranged from approximately $607.5 million to $88.2 billion. Because the Fund’s definition of mid‑capitalization companies is dynamic, the lower and upper limits on market capitalization will change with the markets.
The Fund invests in companies that are determined by the Adviser to be undervalued, using the Adviser’s fundamental value approach. In selecting securities for the Fund’s portfolio, the Adviser uses its fundamental and quantitative research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.
In selecting securities for the Fund’s portfolio, the Adviser seeks companies with attractive valuation and compelling success factors. The Adviser then uses this information to calculate an expected return. Returns and rankings are updated on a daily basis. The rankings are used to determine prospective candidates for further fundamental research and, subsequently, possible addition to the portfolio.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of mid‑capitalization companies meeting the Adviser’s value criteria.
AB Emerging Markets Multi-Asset Portfolio
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its net assets under normal circumstances in securities of emerging market issuers and/or the currencies of emerging market countries. Examples of emerging market countries include Argentina, Brazil, Chile, Croatia, Egypt, India, Indonesia, Israel, Kazakhstan, Malaysia, Mexico, the People’s Republic of China, Peru, the Philippines, Poland, South Africa, South Korea, Taiwan, Thailand, Turkey and Venezuela. Investing in emerging markets generally involves risks greater than the risks associated with investing in the markets of developed countries. The Fund may invest up to 20% of its net assets in the securities of developed market issuers.
The Fund invests in equity securities, debt securities and currencies, and does not attempt to maintain a constant or relatively constant allocation among these asset classes. Rather, allocations among asset classes are adjusted based on the Adviser’s view of the relative attractiveness of the asset classes. These allocations are informed by the Adviser’s proprietary asset allocation tools, which are comprised of a series of volatility, correlation and expected return forecasts. The Adviser reviews potential Fund investments in each asset class holistically from a country, currency, sector and security standpoint to optimize overall portfolio construction. Under normal circumstances, the Fund will invest between 30% and 95% of its net assets in equity securities, and between 0% and 65% of its net assets in debt securities, with any remainder held in cash (including foreign currency). The Fund is not constrained based on the country, region, market capitalization, credit quality or duration of its investments, and its assets may at times be concentrated in a particular country or region.
The process for selecting equity securities for the Fund is primarily bottom‑up. The Adviser seeks to identify stocks that are attractive based on valuation, profitability, earnings quality, business trends, price momentum and other measures.
The process for selecting debt securities for the Fund is more top‑down. The Adviser believes that inefficiencies in the global debt markets arise from investor emotion, market complexity and conflicting investment agendas. The Adviser combines quantitative forecasts with fundamental credit and economic research in seeking to exploit these inefficiencies. The Adviser seeks to generate returns from the Fund’s fixed-income investments through a combination of country selection, currency allocation, sector analysis and security selection. Debt securities may include those of both corporate and governmental issuers, and may include below investment grade debt securities (“junk bonds”). The Fund may invest in debt securities with a range of maturities from short- to long-term.
The Adviser considers both quantitative and fundamental factors in adjusting the Fund’s currency exposures. In addition to the Fund’s currency exposure that results from its investments in equity and debt securities denominated in foreign currencies (and any related hedging), the Fund may hold foreign currency (or related derivatives) independently of any such investments, and may hold a currency even if the Fund does not hold any securities denominated in that currency.
The Fund may utilize derivatives, such as futures contracts, forwards and swaps, and invest in exchange-traded funds (“ETFs”), to a significant extent. Derivatives and ETFs may provide more efficient and economical exposure to market segments than direct investments, and may also be a quicker and more efficient way to alter the portfolio’s exposure than buying and selling direct investments. In determining when and to what extent to enter into derivatives transactions or to invest in ETFs, the Adviser will consider factors such as the relative risks and returns expected of potential investments and the cost of such transactions. Derivatives may also be used for hedging purposes, including to hedge against interest rate, credit and currency fluctuations. The Adviser also expects to use derivatives frequently to effectively leverage the Fund by creating aggregate exposure somewhat in excess of the Fund’s net assets. The notional value of derivatives and ETFs linked to emerging market securities or currencies are counted towards meeting the percentage minimums and ranges set forth above, including the requirement that the Fund invest at least 80% of its net assets in the securities of emerging market issuers and/or the currencies of emerging market countries.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund invests at least 80% of its net assets under normal circumstances in securities of emerging market issuers and/or the currencies of emerging market countries. Examples of emerging market countries include Argentina, Brazil, Chile, Croatia, Egypt, India, Indonesia, Israel, Kazakhstan, Malaysia, Mexico, the People’s Republic of China, Peru, the Philippines, Poland, South Africa, South Korea, Taiwan, Thailand, Turkey and Venezuela. Investing in emerging markets generally involves risks greater than the risks associated with investing in the markets of developed countries. The Fund may invest up to 20% of its net assets in the securities of developed market issuers.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund invests in equity securities, debt securities and currencies, and does not attempt to maintain a constant or relatively constant allocation among these asset classes. Rather, allocations among asset classes are adjusted based on the Adviser’s view of the relative attractiveness of the asset classes. These allocations are informed by the Adviser’s proprietary asset allocation tools, which are comprised of a series of volatility, correlation and expected return forecasts. The Adviser reviews potential Fund investments in each asset class holistically from a country, currency, sector and security standpoint to optimize overall portfolio construction. Under normal circumstances, the Fund will invest between 30% and 95% of its net assets in equity securities, and between 0% and 65% of its net assets in debt securities, with any remainder held in cash (including foreign currency). The Fund is not constrained based on the country, region, market capitalization, credit quality or duration of its investments, and its assets may at times be concentrated in a particular country or region.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its net assets under normal circumstances in securities of emerging market issuers and/or the currencies of emerging market countries.The notional value of derivatives and ETFs linked to emerging market securities or currencies are counted towards meeting the percentage minimums and ranges set forth above, including the requirement that the Fund invest at least 80% of its net assets in the securities of emerging market issuers and/or the currencies of emerging market countries.